COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
COMMITMENTS AND CONTINGENCIES [Text Block]

Note 7 - Commitments and Contingency

AQUAhydrate

On September 9, 2019, the Company, AQUAhydrate, Inc. ("AQUAhydrate") and AWC Acquisition Company Inc. (the "Merger Sub"), a wholly-owned subsidiary of the Company, entered into an Agreement and Plan of Merger (the "Merger Agreement"). The Merger Agreement provides that, among other things, the Merger Sub will merge with and into AQUAhydrate with AQUAhydrate as the surviving corporation and a wholly-owned subsidiary of the Company (the "Merger").

Subject to the terms and conditions of the Merger Agreement, in consideration for the Merger, the Company agreed to, at the closing of the Merger (the "Closing"), issue to the holders of shares of AQUAhydrate's common stock, on a pro-rata basis, such number of shares of the Company's common stock (the "Company Common Stock") that is equal to 19,565,217 less any shares of the Company Common Stock to be directed by AQUAhydrate to be issued in connection with the Merger to any placement agents or other service providers, including Roth Capital Partners LLC and Emerald Partners Pty Limited, and to any other persons for the payment of any outstanding liabilities of AQUAhydrate.

In addition, on the Closing, the Company agreed to issue to the holders of the shares of AQUAhydrate's preferred stock (after the capital reorganization), on a pro-rata basis, an additional 3,750,000 shares of the Company Common Stock as follows: (1) an aggregate of 1,000,000 shares of the Company Common Stock which will be subject to escrow and not released until the Company achieves trailing revenue of $60 million in any twelve month period ending on the last day of any quarterly period of the fiscal year of the Company (each, a "Period") after the Closing; (2) an aggregate of 1,250,000 shares of the Company Common Stock which will be subject to escrow and not released until the Company achieves trailing revenue of $80 million in any Period after the Closing; and (3) an aggregate of 1,500,000 shares of the Company Common Stock which will be subject to escrow and not released until the Company achieves trailing revenue of $100 million in any Period after the Closing, provided that these shares of the Company Common Stock will be immediately released from escrow upon a change of control of the Company.

On September 9, 2019, and subject to the Merger Agreement closing, the Company agreed to issue 750,000 stock options to purchase shares of its common stock at a price of $3.00 per share until September 9, 2029 to Mark Wahlberg pursuant to a services agreement among the Company, Mr. Wahlberg and AQUAhydrate, Inc. The services agreement, which requires Mr. Wahlberg to provide certain promotional services to the Company, was entered into in connection with the Merger. The stock options vest as follows: (i) 25% will vest one year following the effective date of the Merger, (ii) 25% will vest once the combined company resulting from the Merger (the "Combined Company") has achieved $80 million of revenue in any 12 month period, (iii) 25% will vest once the Combined Company has achieved $100 million of revenue in any 12 month period and (iv) 25% will vest once the Combined Company has achieved $125 million in revenue in any 12 month period; provided that all stock options will immediately vest upon a change of control of the Company. On September 9, 2019, the Company also granted to Mr. Wahlberg a further 250,000 stock options to purchase shares of its common stock at a price of $3.00 per share until September 9, 2029, and such stock options will vest upon a change of control of the Company. The issuance of all of the above referenced stock options to Mr. Wahlberg is conditioned upon Mr. Wahlberg and the Company entering in to separate stock option grant agreements. In the event of the termination of the Merger Agreement, the aforementioned services agreement will automatically terminate and all of the above referenced options will automatically be forfeited.

On September 9, 2019, and subject to the Merger Agreement closing, the Company agreed to issue 750,000 stock options to purchase shares of its common stock at an exercise price of $3.00 per share until September 9, 2029 to SC Beverages LLC, a company controlled by Sean Combs, pursuant to a services agreement among the Company, SC Beverages LLC and AQUAhydrate, Inc. The services agreement, which requires Mr. Combs to provide certain promotional services to the Company, was entered into in connection with the Merger. The stock options vest as follows: (i) 25% will vest one year following the effective date of the Merger, (ii) 25% will vest once the Combined Company has achieved $80 million of revenue in any 12 month period, (iii) 25% will vest once the Combined Company has achieved $100 million of revenue in any 12 month period and (iv) 25% will vest once the Combined Company has achieved $125 million in revenue in any 12 month period; provided that all stock options will immediately vest upon a change of control of the Company. On September 9, 2019, the Company also granted to SC Beverages LLC a further 250,000 stock options to purchase shares of its common stock at a price of $3.00 per share until September 9, 2029, and such stock options will vest upon a change of control of the Company. The issuance of all of the above referenced stock options to SC Beverages, LLC is conditioned upon SC Beverages, LLC and the Company entering in to separate stock option grant agreements. In the event of the termination of the Merger Agreement, the aforementioned services agreement will automatically terminate and all of the above referenced options will automatically be forfeited.

On September 9, 2019, and subject to the Merger Agreement closing, the Company agreed to issue 125,000 stock options to purchase shares of its common stock at an exercise price of $3.00 per share until September 9, 2024 to Jillian Michaels, and 125,000 stock options to purchase shares of its common stock at an exercise price of $3.00 per share until September 9, 2024 to G-Money, Inc. pursuant to an endorsement agreement among the Company, Ms. Michaels, G-Money, Inc., Firelight, Inc. and AQUAhydrate, Inc. The endorsement agreement, which requires Ms. Michaels to provide certain promotional services to the Company, was entered into in connection with the Merger. The stock options vest as follows: (i) 25% will vest one year following the effective date of the Merger, (ii) 25% will vest once the Combined Company has achieved $80 million of revenue in any 12 month period, (iii) 25% will vest once the Combined Company has achieved $100 million of revenue in any 12 month period and (iv) 25% will vest once the Combined Company has achieved $125 million in revenue in any 12 month period; provided that all stock options will immediately vest upon a change of control of the Company. On September 9, 2019, the Company also granted to Ms. Michaels a further 125,000 stock options to purchase shares of its common stock at an exercise price of $3.00 per share until September 9, 2024, and granted to G-Money, Inc. a further 125,000 stock options to purchase shares of its common stock at a price of $3.00 per share until September 9, 2024, and such stock options will vest upon a change of control of the Company. The issuance of all of the above referenced stock options to entities affiliated with Ms. Michaels is conditioned upon such entities and the Company entering in to separate stock option grant agreements. In the event of the termination of the Merger Agreement, the aforementioned services agreement will automatically terminate and all of the above referenced options will automatically be forfeited.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Leases

The Company has long-term leases for its office, warehouse, and office equipment under non cancelable operating leases from April 1, 2016 through December 26, 2020. At March 31, 2019, future minimum contractual obligations were as follows:

FACILITIES

Year ending March 31, 2020	$117,678
Year ending March 31, 2021	71,021
Total Minimum Lease Payments:	$188,699

Rent expense for the years ended March 31, 2019 and 2018 was $114,822 and $102,445, respectively.

On April 1, 2016, the Company entered into an 18-month lease agreement for certain warehouse space requiring a monthly payment of $1,125. On September 12, 2017, the Company extended the lease until March 31, 2020, requiring a monthly rent payment of $1,187.50 for the period October 1, 2017 to September 30, 2018 and a monthly rent payment of $1,250.00 for the period October 1, 2018 to March 31, 2020.

On December 1, 2016, the Company entered into a 16-month lease agreement for certain warehouse space requiring a monthly payment of $2,250. On May 7, 2018, the Company extended the lease until March 30, 2019, requiring a monthly payment of $2,375 for the period June 1, 2018 to March 31, 2019. On March 11, 2019, the Company extended the lease one additional year until March 31, 2020 at a rate of $2,450 per month.

On September 26, 2017, the Company entered into a 39-month lease agreement for its corporate headquarters in Scottsdale, Arizona requiring a monthly payment of $7,611.83, with a monthly lease increase to $7,751.83 per month in months 15-26 of the lease and to $7,981.17 per month in the months 27-39 of the lease.